Share-Based Compensation Plan - Additional Information (Details) $ / shares in Units, shares in Thousands, share in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) share $ / shares	Dec. 31, 2019 share	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share awards	$ (15,894,000)	$ (19,534,000)
Options Outstanding, number outstanding at December 31, 2019 (in shares)	2,475	4,865	2,475			0
Options Outstanding, weighted average exercise price (in cad per share) | $ / shares		$ 6.70			$ 6.83	$ 0
Share-based Compensation Award, Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of options granted, year one	33.30%
Share-based Compensation Award, Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of options granted, year two	33.30%
Share-based Compensation Award, Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of options granted, year three	33.30%
Restricted awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards (in cad per share)		$ 4.04		$ 2.63